Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial assets and financial liabilities measured at fair value on a recurring basis

($ in millions)

At December 31, 2012:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit	$—	$3,694	$—	$3,694
Commercial paper	—	2,098	—	2,098
Money market funds	1,923	—	—	1,923
Other securities	—	30	—	30
Total	1,923	5,823	—	7,746	(6)
Debt securities—current(2)	—	717	—	717	(6)
Debt securities—noncurrent(3)	2	8	—	10
Available-for-sale equity investments(3)	34	—	—	34
Derivative assets(4)
Interest rate contracts	—	604	—	604
Foreign exchange contracts	—	305	—	305
Equity contracts	—	9	—	9
Total	—	918	—	918	(7)
Total assets	$1,959	$7,466	$—	$9,424	(7)
Liabilities
Derivative liabilities(5)
Foreign exchange contracts	$—	$496	$—	$496
Equity contracts	—	7	—	7
Total liabilities	$—	$503	$—	$503	(7)

(1)       Included within cash and cash equivalents in the Consolidated Statement of Financial Position.

(2)       Commercial paper and certificates of deposit reported as marketable securities in the Consolidated Statement of Financial Position.

(3)       Included within investments and sundry assets in the Consolidated Statement of Financial Position.

(4)       The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments in sundry assets in the Consolidated Statement of Financial Position at December 31, 2012 are $333 million and $585 million, respectively.

(5)       The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2012 are $426 million and $78 million, respectively.

(6)       Available-for-sale securities with carrying values that approximate fair value.

(7)       If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $262 million each.

($ in millions)

At December 31, 2011:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit*	$—	$1,931	$—	$1,931
Commercial paper *	—	777	—	777
Money market funds	1,886	—	—	1,886
U.S. government securities	—	2,750	—	2,750
Canada government securities*	—	983	—	983
Other securities	—	8	—	8
Total	1,886	6,449	—	8,335	(5)
Debt securities—noncurrent(2)	1	7	—	8
Available-for-sale equity investments(2)	69	14	—	83
Derivative assets(3)
Interest rate contracts	—	783	—	783
Foreign exchange contracts	—	510	—	510
Equity contracts	—	7	—	7
Total	—	1,300	—	1,300	(6)
Total assets	$1,956	$7,770	$—	$9,726	(6)
Liabilities
Derivative liabilities(4)
Foreign exchange contracts	$—	$523	$—	$523
Equity contracts	—	8	—	8
Total liabilities	$—	$531	$—	$531	(6)

*               Represents a change from the 2011 Annual Report to reflect Canada government securities of $983 million previously reported in Commercial paper, and a reduction of $151 million in Time deposits and certificates of deposit due to certain holdings which were out of the scope of this disclosure.

(1)       Included within cash and cash equivalents in the Consolidated Statement of Financial Position.

(2)       Included within investments and sundry assets in the Consolidated Statement of Financial Position.

(3)       The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2011 are $546 million and $754 million, respectively.

(4)       The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2011 are $365 million and $166 million, respectively.

(5)       Available-for-sale securities with carrying values that approximate fair value.

(6)       If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $324 million each.

Noncurrent debt and marketable equity securities available-for-sale and recorded at fair value

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2012:	Cost	Gains	Losses	Value
Debt securities—noncurrent(1)	$8	$2	$—	$10
Available-for-sale equity investments(1)	$31	$4	$(1)	$34

(1)         Included within investments and sundry assets in the Consolidated Statement of Financial Position.

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2011:	Cost	Gains	Losses	Value
Debt securities—noncurrent(1)	$7	$1	$—	$8
Available-for-sale equity investments(1)	$58	$27	$(2)	$83

(1)         Included within investments and sundry assets in the Consolidated Statement of Financial Position.

Sales of debt and available-for-sale equity investments	($ in millions)
For the year ended December 31:	2012	2011	2010
Proceeds	$112	$405	$16
Gross realized gains (before taxes)	45	232	6
Gross realized losses (before taxes)	(1)	(0)	(0)

Unrealized gains/(losses) on available-for-sale debt and equity securities

($ in millions)

For the year ended December 31:	2012	2011
Net unrealized gains/(losses) arising during the period	$17	$(7)
Net unrealized (gains)/losses reclassified to net income*	(25)	(143)

*                 Includes writedowns of $2.0 million and $0.3 million in 2012 and 2011, respectively.

Fair Value of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance			Balance
	Sheet			Sheet
At December 31:	Classification	2012	2011	Classification	2012	2011
Designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$47	$50	Other accrued expenses and liabilities	$—	$—
	Investments and sundry assets	557	733	Other liabilities	—	—
Foreign exchange contracts	Prepaid expenses and other current assets	135	407	Other accrued expenses and liabilities	267	273
	Investments and sundry assets	5	—	Other liabilities	78	155
	Fair value of derivative assets	$744	$1,190	Fair value of derivative liabilities	$345	$428
Not designated as hedging instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$142	$82	Other accrued expenses and liabilities	$152	$84
	Investments and sundry assets	23	21	Other liabilities	—	11
Equity contracts	Prepaid expenses and other current assets	9	7	Other accrued expenses and liabilities	7	8
	Fair value of derivative assets	$174	$110	Fair value of derivative liabilities	$159	$103
Total debt designated as hedging instruments
Short-term debt		N/A	N/A		$578	$—
Long-term debt		N/A	N/A		3,035	1,884
Total		$918	$1,300		$4,116	$2,415

N/A—Not applicable

Effect of Derivative Instruments in the Consolidated Statement of Earnings

($ in millions)

	Gain/(Loss) Recognized in Earnings
	Consolidated
	Statement of	Recognized			Attributable to Risk
	Earnings	on Derivatives(1)			Being Hedged(2)
For the year ended December 31:	Line Item	2012	2011	2010	2012	2011	2010
Derivative instruments in fair value hedges
Interest rate contracts	Cost of financing	$65	$271	$241	$59	$(117)	$(70)
	Interest expense	55	205	160	50	(89)	(46)
Derivative instruments not designated as hedging instruments(1)
Foreign exchange contracts	Other (income) and expense	(311)	352	299	N/A	N/A	N/A
Equity contracts	SG&A expense	110	42	105	N/A	N/A	N/A
Warrants	Other (income) and expense	—	10	—	N/A	N/A	N/A
Total		$(81)	$880	$805	$108	$(206)	$(116)

($ in millions)

	Gain/(Loss) Recognized in Earnings and Other Comprehensive Income
				Consolidated				Ineffectiveness and
	Effective Portion			Statement of	Effective Portion			Amounts Excluded from
	Recognized in OCI			Earnings	Reclassified from AOCI			Effectiveness Testing(3)
For the year ended December 31:	2012	2011	2010	Line Item	2012	2011	2010	2012	2011	2010
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Interest expense	$(6)	$(8)	$(8)	$—	$—	$—

Foreign exchange contracts	32	(266)	371	Other (income) and expense	237	(247)	(54)	3	(3)	(4)
				Cost of sales	7	(182)	(92)	—	—	—
				SG&A expense	16	(74)	(49)	—	—	—
Instruments in net investment hedges(4)
Foreign exchange contracts	(26)	45	178	Interest expense	—	0	0	11	(9)	(3)
Total	$6	$(221)	$549		$253	$(511)	$(203)	$14	$(12)	$(7)

(1)   The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)   The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)   The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.

(4)   Instruments in net investment hedges include derivative and non-derivative instruments.

N/A—Not applicable